Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Significant Accounting Estimates [Abstract]
Significant Accounting Estimates
The following table summarizes certain significant charges that require management estimates for the three years ended December 31, 2011:

	Year Ended December 31,
Expense/(Income)	2011	2010	2009
Provision for restructuring and asset impairments	$33	$483	$(8)
Provisions for receivables(1)	154	180	289
Provisions for litigation and regulatory matters	11	(4)	9
Provisions for obsolete and excess inventory	39	31	52
Provision for product warranty liability	30	33	34
Depreciation and obsolescence of equipment on operating leases	294	313	329
Depreciation of buildings and equipment	405	379	247
Amortization of internal use software	91	70	53
Amortization of product software	11	7	5
Amortization of acquired intangible assets(2)	401	316	64
Amortization of customer contract costs	49	12	—
Defined pension benefits - net periodic benefit cost(3)	177	304	232
Other post-retirement benefits - net periodic benefit cost	14	32	26
Income tax expense(4)	386	256	152

(1)	Includes net receivable adjustments of $(3), $(8) and $(2) for 2011, 2010 and 2009, respectively.

(2)	Includes amortization of approximately $3 for patents, which is included in cost of sales for each period presented.

(3)	2011 includes $107 pre-tax curtailment gain - refer to Note 14 - Employee Benefit Plans for additional information.

(4)	Includes impacts from changes in unrecognized tax benefits and deferred tax valuation allowances.

Schedule of Cash, Cash Equivalents and Short-term Investments
Restricted cash amounts were as follows:

	December 31,
	2011	2010
Tax and labor litigation deposits in Brazil	$240	$276
Escrow and cash collections related to receivable sales	88	88
Other restricted cash	15	7
Total Restricted Cash and Investments	$343	$371

Additions to Internal Use and Product Software

	Year Ended December 31,
Additions to:	2011	2010	2009
Internal use software	$163	$164	$98
Product software	108	70	1

Capitalized Costs, Internal Use and Product Software

	December 31,
Capitalized costs, net:	2011	2010
Internal use software	$545	$468
Product software	256	145

Research, Development and Engineering Expense
Research, Development and Engineering (“RD&E”)
Research, development and engineering costs are expensed as incurred. Sustaining engineering costs are incurred with respect to on-going product improvements or environmental compliance after initial product launch. Our RD&E expense was as follows:

	Year Ended December 31,
	2011	2010	2009
R&D	$613	$653	$713
Sustaining engineering	108	128	127
Total RD&E Expense	$721	$781	$840